Income Taxes (Details 43) - Mar. 31, 2015 - Research Tax Credit Carryforward [Member] - USD ($) $ in Millions	Total
Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	$ 0.9
Tax credit carryforward, expiration date	Mar. 31, 2012
CALIFORNIA
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	$ 0.9